Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Variable Insurance Fund, Inc.
Entity Central Index Key	0001011378
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000011741
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio
Class Name	I
Trading Symbol	MMGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.94%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 154,397,055
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$154,397,055
# of Portfolio Holdings	44
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Industrials	1.8%
Consumer Staples	2.4%
Investment Companies	2.5%
Short-Term Investments	4.5%
Communication Services	4.9%
Health Care	13.7%
Consumer Discretionary	25.0%
Information Technology	45.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011740
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio
Class Name	II
Trading Symbol	MMGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$52	1.04%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
AssetsNet	$ 154,397,055
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$154,397,055
# of Portfolio Holdings	44
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Industrials	1.8%
Consumer Staples	2.4%
Investment Companies	2.5%
Short-Term Investments	4.5%
Communication Services	4.9%
Health Care	13.7%
Consumer Discretionary	25.0%
Information Technology	45.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011754
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio
Class Name	I
Trading Symbol	MEMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	1.24%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%
AssetsNet	$ 167,178,355
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$167,178,355
# of Portfolio Holdings	99
Portfolio Turnover Rate	21%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
United States	1.1%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
Poland	2.5%
Indonesia	2.8%
South Africa	3.2%
Mexico	4.6%
Brazil	6.2%
Korea, Republic Of	11.8%
Taiwan	18.6%
China	19.2%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011753
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio
Class Name	II
Trading Symbol	MSMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$68	1.29%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.29%
AssetsNet	$ 167,178,355
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$167,178,355
# of Portfolio Holdings	99
Portfolio Turnover Rate	21%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
United States	1.1%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
Poland	2.5%
Indonesia	2.8%
South Africa	3.2%
Mexico	4.6%
Brazil	6.2%
Korea, Republic Of	11.8%
Taiwan	18.6%
China	19.2%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000134832
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio
Class Name	I
Trading Symbol	MBGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.87%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 67,772,326
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$67,772,326
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	3.1%
Short-Term Investments	4.2%
Financials	9.2%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000134833
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio
Class Name	II
Trading Symbol	MPIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$56	1.12%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
AssetsNet	$ 67,772,326
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$67,772,326
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	3.1%
Short-Term Investments	4.2%
Financials	9.2%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000028284
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio
Class Name	II
Trading Symbol	MGETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$54	1.10%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
AssetsNet	$ 32,876,582
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,876,582
# of Portfolio Holdings	81
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Discretionary	0.9%
Health Care	2.0%
Real Estate	40.7%
Financials	56.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011764
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio
Class Name	I
Trading Symbol	MIMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.88%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 83,537,235
Holdings Count | Holding	1,484
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$83,537,235
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	49%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
South America	1.5%
Australia	1.6%
Africa	3.0%
Asia	9.7%
Europe	23.8%
North America	60.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000097939
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio
Class Name	II
Trading Symbol	MGTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$50	0.98%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 83,537,235
Holdings Count | Holding	1,484
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$83,537,235
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	49%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
South America	1.5%
Australia	1.6%
Africa	3.0%
Asia	9.7%
Europe	23.8%
North America	60.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011757
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio
Class Name	I
Trading Symbol	MEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.56%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 482,128,873
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$482,128,873
# of Portfolio Holdings	42
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Investment Companies	2.5%
Financials	3.7%
Short-Term Investments	4.7%
Industrials	4.7%
Communication Services	4.9%
Health Care	8.4%
Consumer Discretionary	27.3%
Information Technology	43.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011758
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio
Class Name	II
Trading Symbol	MEGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$40	0.81%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 482,128,873
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$482,128,873
# of Portfolio Holdings	42
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Investment Companies	2.5%
Financials	3.7%
Short-Term Investments	4.7%
Industrials	4.7%
Communication Services	4.9%
Health Care	8.4%
Consumer Discretionary	27.3%
Information Technology	43.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011749
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio
Class Name	I
Trading Symbol	MUSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 253,059,781
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$253,059,781
# of Portfolio Holdings	35
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Discretionary	0.9%
Short-Term Investments	1.0%
Health Care	1.3%
Real Estate	28.4%
Financials	68.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011748
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio
Class Name	II
Trading Symbol	MSRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$52	1.05%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
AssetsNet	$ 253,059,781
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$253,059,781
# of Portfolio Holdings	35
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Discretionary	0.9%
Short-Term Investments	1.0%
Health Care	1.3%
Real Estate	28.4%
Financials	68.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011752
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio
Class Name	I
Trading Symbol	MEMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.09%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
AssetsNet	$ 103,551,756
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$103,551,756
# of Portfolio Holdings	240
Portfolio Turnover Rate	89%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	1.8%
Not Rated	3.1%
CCC or Lower	16.8%
B	34.8%
BB	28.0%
BBB	14.1%
A	1.0%
AA	0.3%
AAA	0.2%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011751
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio
Class Name	II
Trading Symbol	MBDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$58	1.14%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
AssetsNet	$ 103,551,756
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$103,551,756
# of Portfolio Holdings	240
Portfolio Turnover Rate	89%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	1.8%
Not Rated	3.1%
CCC or Lower	16.8%
B	34.8%
BB	28.0%
BBB	14.1%
A	1.0%
AA	0.3%
AAA	0.2%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports